Summary of Significant Accounting Policies - Schedule of Exchange Rates (Details) - Euro to USD [Member]	6 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020	Mar. 31, 2019
Exchange Rate at Balance Sheet Dates	1.17300		1.10314	1.12200
Exchange Rate for Operating Periods	1.135711	1.11795	1.11122	1.13580